Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 11 - Assets held for sale

Note 11 - Assets held for sale and Business Acquisitions

A. Assets held for sale

(1) Pursuant to the Company’s strategy to divest low synergies businesses, focus its operation on the mineral’s chains, reduce debt ratios and generate funds for growth initiatives, during 2017, the Company entered into the following sales agreements:

                          On December 7, 2017, the Company entered into an agreement to sell its fire safety and oil additives business (hereinafter - the Business) to SK Invictus Holding L.P., an affiliate of SK Capital (hereinafter – the Buyer). The Business is part of ICL Specialty Solutions’ Advanced Additives business line. Closing of the transaction is subject to several conditions which are expected to be met in the first half of 2018. The total consideration from the sale is expected to be in the amount of about $1 Billion, before estimated selling costs and subject to customary closing adjustments regarding working capital and debt, of which $950 million in cash and up to about $53 million in the form of preferred equity certificates issued by a subsidiary of the Buyer. As a result from the sale, the Company expects to recognize a gain of about $840 million (upon closing) and selling costs of approximately $15 million. In light of that stated, in the financial statements for 2017, the Company reclassified the Business as “assets and liabilities held for sale”. See item (2) below.
                          On December 8, 2017, the Company closed the sale of its holdings (50%) in IDE Technologies Ltd, for a consideration of $168 million. In the financial statements for 2017, the Company recognized a capital gain of $41 million which was presented under “other income” in the consolidated statement of income.

Note 11 - Assets held for sale and Business Acquisitions (cont’d)

(2) Assets and liabilities of disposal groups classified as held for sale

Assets of disposal groups classified as held for sale

2017
US$ millions

Cash and cash equivalents	5
Trade and other receivables	41
Inventories	35
Property, plant and equipment	25
Intangible assets	63
169

Liabilities of disposal groups classified as held for sale

2017
US$ millions

Trade payables	9
Other current liabilities	30
Long-term employee provisions	1
Deferred tax liabilities	3
43